Reinsurance - Non-Traditional Long-Duration Contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-traditional long-duration products
Reinsurance
Reinsurance ceded	$ 165	$ 152	$ 140